United States
Securities and Exchange Commission
Washington, D.C.  20549

Form N-Q
Quarterly Schedule of Portfolio Holdings of Registered Management Investment Companies

811-3352

(Investment Company Act File Number)

_______________________Federated Income Trust____________________

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
(Address of Principal Executive Offices)

(412) 288-1900
(Registrant's Telephone Number)

John W. McGonigle, Esquire
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, Pennsylvania 15222-3779
(Name and Address of Agent for Service)
(Notices should be sent to the Agent for Service)

Date of Fiscal Year End:  1/31/10

Date of Reporting Period:  Quarter ended 10/31/09

Item 1.                      Schedule of Investments

Federated Income Trust

Portfolio of Investments

October 31, 2009 (unaudited)

Principal Amount or Shares			Value
		Collateralized Mortgage Obligations – 9.8%
		Federal Home Loan Mortgage Corporation – 4.3%
$7,185,967		Federal Home Loan Mortgage Corp. REMIC 3144 FB, 0.595%, 4/15/2036	7,075,820
6,994,289		Federal Home Loan Mortgage Corp. REMIC 3160 FD, 0.575%, 5/15/2036	6,880,602
3,432,995		Federal Home Loan Mortgage Corp. REMIC 3175 FE, 0.555%, 6/15/2036	3,379,342
7,583,729		Federal Home Loan Mortgage Corp. REMIC 3179 FP, 0.625%, 7/15/2036	7,498,399
1,403,289		Federal Home Loan Mortgage Corp. REMIC 3206 FE, 0.645%, 8/15/2036	1,384,330
		TOTAL	26,218,493
		Federal National Mortgage Association – 5.5%
855,026		Federal National Mortgage Association REMIC 2005-63 FC, 0.494%, 10/25/2031	837,395
1,461,874		Federal National Mortgage Association REMIC 2006-43 FL, 0.644%, 6/25/2036	1,440,684
4,465,976		Federal National Mortgage Association REMIC 2006-58 FP, 0.544%, 7/25/2036	4,390,040
6,335,253		Federal National Mortgage Association REMIC 2006-81 FB, 0.594%, 9/25/2036	6,234,914
6,397,111		Federal National Mortgage Association REMIC 2006-85 PF, 0.624%, 9/25/2036	6,258,627
1,939,850		Federal National Mortgage Association REMIC 2006-93 FM, 0.624%, 10/25/2036	1,902,824
6,480,471		Federal National Mortgage Association REMIC 2006-104 FY, 0.584%, 11/25/2036	6,376,136
6,800,406		Federal National Mortgage Association REMIC 2006-115 EF, 0.604%, 12/25/2036	6,678,791
		TOTAL	34,119,411
		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (IDENTIFIED COST $61,364,194)	60,337,904
		Mortgage-Backed Securities – 98.1%;1
		Federal Home Loan Mortgage Corporation – 58.7%
93,210,499	[2]	4.500%, 6/1/2019 — 12/1/2039	95,948,108
116,332,028	[2]	5.000%, 2/1/2019 — 12/1/2039	120,889,591
87,506,833	[2]	5.500%, 12/1/2021 — 11/1/2039	92,519,686
42,621,430		6.000%, 10/1/2020 — 9/1/2038	45,512,493
736,167		6.500%, 9/1/2029	797,745
1,887,816		7.000%, 2/1/2031 — 3/1/2032	2,069,651
1,897,637		7.500%, 12/1/2022 — 2/1/2031	2,087,295
248,232		8.000%, 9/1/2014 — 12/1/2014	270,786
15,869		9.500%, 9/1/2016	17,756
9,613		11.500%, 12/1/2014	11,055
		TOTAL	360,124,166
		Federal National Mortgage Association – 35.0%
53,760,298	[2]	5.000%, 6/1/2023 — 11/1/2039	56,408,641
76,521,969		5.500%, 9/1/2034 — 4/1/2039	80,776,417
43,697,545		6.000%, 6/1/2016 — 10/1/2038	46,622,357
24,990,080		6.500%, 12/1/2027 — 9/1/2037	26,908,715
1,858,602		7.000%, 7/1/2029 — 2/1/2032	2,044,246
295,563		7.500%, 3/1/2010 — 8/1/2031	324,160
444,920		8.000%, 12/1/2026	493,757
616,518		10.000%, 4/1/2011 — 3/1/2025	698,545
156,140		10.500%, 12/1/2019 — 4/1/2022	174,449
		TOTAL	214,451,287

		Government National Mortgage Association – 4.4%
14,130,470		5.000%, 2/20/2038 — 7/20/2039	14,703,416
4,935,360		5.500%, 11/20/2038	5,225,698
3,668,427		6.500%, 10/20/2038	3,918,339
2,639,360		7.000%, 6/15/2026 — 1/15/2032	2,883,560
10,656		7.500%, 1/15/2031	11,657
269,865		8.000%, 11/15/2023 — 7/15/2030	298,905
150,526		8.500%, 6/15/2030	170,431
		TOTAL	27,212,006
		TOTAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $571,574,362)	601,787,459
		Mutual Fund – 2.8%
17,514,952	[3,4]	Government Obligations Fund, Institutional Shares, 0.05% (AT NET ASSET VALUE)	17,514,952
		Repurchase Agreement – 0.4%
$ 2,199,000	[5]	Interest in $15,662,000 joint repurchase agreement 0.12%, dated 10/19/2009 under which Banc of America Securities LLC will repurchase securities provided as collateral for $15,663,514 on 11/17/2009. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 12/15/2034 and the market value of those underlying securities was $16,132,613 (segregated pending settlement of dollar-roll transactions). (AT COST)	2,199,000
		TOTAL INVESTMENTS — 111.1% (IDENTIFIED COST $652,652,508)[6]	681,839,315
		OTHER ASSETS AND LIABILITIES - NET — (11.1)%[7]	(68,317,239)
		TOTAL NET ASSETS — 100%	$613,522,076
  At October 31, 2009, the Fund had the following outstanding futures contracts:
Description	Number of Contracts	Notional Value	Expiration Date	Unrealized Depreciation
8U.S. Treasury Note 10-Year Short Futures	60	$7,116,563	December 2009	$(42,303)
  Unrealized Depreciation on Futures Contracts is included in “Other Assets and Liabilities — Net.”
  Note: The categories of investments are shown as a percentage of total net assets at October 31, 2009.

Investment Valuation

In calculating its net asset value (NAV), the Fund generally values investments as follows:

  Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Board of Trustees (the “Trustees”).
  Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium).
  Shares of other mutual funds are valued based upon their reported NAVs.
  Derivative contracts listed on exchanges are valued at their reported settlement or closing price.

    Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.

  If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.

  Fair Valuation and Significant Events Procedures

  The Trustees have authorized the use of pricing services to provide evaluations of the current fair value of certain investments for purposes of calculating the NAV. Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers, and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities and mortgage-backed securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.

  The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:

    With respect to price evaluations of fixed-income securities determined before the close of regular trading on the NYSE, actions by the Federal Reserve Open Market Committee and other significant trends in U.S. fixed-income markets;
    Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and
    Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.
    The Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Trustees.
    Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
    Level 1 — quoted prices in active markets for identical securities
    Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
    Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)
    The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
    The following is a summary of the inputs used, as of October 31, 2009, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1 - Quoted Prices and Investments in Mutual Funds	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Debt Securities:
Collateralized Mortgage Obligations	$ —	$60,337,904	$ —	$60,337,904
Mortgage-Backed Securities	—	601,787,459	—	601,787,459
Mutual Fund	17,514,952	—	—	17,514,952
Repurchase Agreement	—	2,199,000	—	2,199,000
TOTAL SECURITIES	$17,514,952	$664,324,363	—	$681,839,315
OTHER FINANCIAL INSTRUMENTS*	$(42,303)	$ —	$ —	$(42,303)
*	Other financial instruments include futures contracts.
    The following acronym is used throughout this portfolio:
    REMIC — Real Estate Mortgage Investment Conduit

  Item 2.                      Controls and Procedures

  (a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.

  (b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

  Item 3.                                Exhibits

  SIGNATURES

  Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant	Federated Income Trust

By	/S/ Richard A. Novak
Richard A. Novak
Principal Financial Officer
Date	December 22, 2009

  Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/S/ J. Christopher Donahue
J. Christopher Donahue
Principal Executive Officer
Date	December 22, 2009

By	/S/ Richard A. Novak
Richard A. Novak
Principal Financial Officer
Date	December 22, 2009